                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-05689

                  Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                     Date of fiscal year end: May 31, 2006

                   Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL PREMIUM INCOME TRUST
PORTFOLIO OF INVESTMENTS August 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                    COUPON    MATURITY
THOUSANDS                                                                                     RATE       DATE         VALUE
---------                                                                                    ------   ---------   -------------
            TAX-EXEMPT MUNICIPAL BONDS (143.0%)
            General Obligation (11.7%)
 $  2,000   Los Angeles Unified School District, California, 2003 Ser A (FSA)                  5.25%   07/01/20   $   2,224,860
    2,000   Connecticut, 2001 Ser D                                                            5.00    11/15/20       2,149,760
    2,500   Chicago Park District, Illinois, Ser 2004 A (Ambac)                                5.00    01/01/28       2,652,825
    2,000   Du Page County Community Unit School District #200, Illinois,                      5.25    11/01/21       2,216,680
               Ser 2003 B (FSA)
    3,500   Massachusetts, 1995 Ser A (Ambac)                                                  5.00    07/01/12       3,839,885
    1,000   New York City, New York, 2005 Ser G                                                5.00    12/01/23       1,062,700
            Pennsylvania,
    1,000      RITES PA - 1112 A (MBIA)                                                       6.813++  01/01/18       1,174,930
    1,000      RITES PA - 1112 B (MBIA)                                                       6.813++  01/01/19       1,198,580
    5,000   Charleston County School District, South Carolina, Ser 2004 A                      5.00    02/01/22       5,389,350
 --------                                                                                                         -------------
   20,000                                                                                                            21,909,570
 --------                                                                                                         -------------
            Educational Facilities Revenue (8.7%)
    2,500   University of Alabama, Ser 2004 A (MBIA)                                           5.25    07/01/20       2,768,725
    2,000   California Educational Facilities Authority, Mills College Ser 2005 A              5.00    09/01/34       2,070,360
    3,000   University of California, Ser 2005 F (FSA)                                         4.75    05/15/26       3,117,990
    3,000   North Carolina Capital Facilities Finance Agency, Duke University                  5.00    10/01/41       3,184,110
               Ser 2005 A
    5,000   Swarthmore Boro Authority, Pennsylvania, Swarthmore College                        5.00    09/15/31       5,215,400
               Ser 2001
 --------                                                                                                         -------------
   15,500                                                                                                            16,356,585
 --------                                                                                                         -------------
            Electric Revenue (15.0%)
    8,000   Salt River Project Agricultural Improvement & Power District,                      5.00    01/01/26       8,501,040
               Arizona, Ser 2002 B
    1,550   Los Angeles Department of Water & Power, California, 2001 Ser A                    5.00    07/01/24       1,598,655
    5,000   Orlando Utilities Commission, Florida, Water & Electric Ser 2001                   5.00    10/01/22       5,420,750
    3,000   Long Island Power Authority, New York, Ser 2004 A (Ambac)                          5.00    09/01/34       3,188,730
    2,000   San Antonio, Texas, Electric & Gas Ser 2005                                        5.00    02/01/25       2,140,180
    5,000   Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)                           5.75    07/01/19       5,331,450
    2,000   Grant County Public Utility District #2, Washington, 2005 Ser A                    5.00    01/01/34       2,120,000
               (FGIC)
 --------                                                                                                         -------------
   26,550                                                                                                            28,300,805
 --------                                                                                                         -------------
            Hospital Revenue (14.1%)
    3,500   Birmingham-Carraway Special Care Facilities Financing Authority,                  5.875    08/15/15       3,577,175
               Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)
    1,000   Washington County, Arkansas, Washington Regional Medical Center                    5.00    02/01/35       1,011,720
               Ser 2005 A
    1,000   California Statewide Community Development, Huntington Memorial                    5.00    07/01/27       1,044,570
               Hospital Ser 2005
    2,000   Indiana Health Facilities Financing Authority, Community Health                    5.00    05/01/35       2,117,780
               Ser 2005 A (Ambac)
            Louisiana Public Facilities Authority,
    3,000      Baton Rouge General Medical Center FHA Insured Mtge                             5.25    07/01/33       3,184,800
               Ser 2004 (MBIA)
    2,000      Oshner Clinic Ser 2002 B                                                        5.50    05/15/32       2,078,040
    1,000   Maryland Health & Higher Education Facilities Authority, Johns                     5.00    11/15/28       1,058,180
               Hopkins Hospital Ser 2003
    3,500   Kent Hospital Finance Authority, Michigan, Metropolitan Hospital                   6.25    07/01/40       3,908,660
               Ser 2005 A
    1,100   Glencoe, Minnesota, Glencoe Regional Health Services                               5.00    04/01/31       1,112,903
               Project Ser 2005

    2,000   New York State Dormitory Authority, Montefiore Hospital                            5.00    08/01/29       2,132,140
               FHA Insured Mtge Ser 2004 (FGIC)
    5,000   Lehigh County General Purpose Authority, Pennsylvania, St Luke's                  5.375    08/15/33       5,252,200
               of Bethlehem Ser A 2003
 --------                                                                                                         -------------
   25,100                                                                                                            26,478,168
 --------                                                                                                         -------------
            Industrial Development/Pollution Control Revenue (12.5%)
    5,655   Pima County Industrial Development Authority, Arizona,                             7.25    07/15/10       5,821,087
               Tucson Electric Power Co Refg Ser 1988 A (FSA)
            Golden State, California,
    2,000      Tobacco Securitization Corporation Ser 2005 A (Ambac)                           5.00    06/01/29       2,097,260
    2,470      Tobacco Securitization Corporation Ser 2005 A                                   5.00    06/01/45       2,577,346
    1,000   Salem County Pollution Control Financing Authority, New Jersey,                   6.125    07/15/22       1,008,970
               E I du Pont de Nemours & Co 1992 Ser A (AMT)
            New York City Industrial Development Agency, New York,
    8,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)                      5.65    10/01/28       8,041,280
    2,000      7 World Trade Center, LLC Ser A                                                 6.25    03/01/15       2,127,300
    1,500   Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 A                     7.70    04/01/33       1,807,755
               (AMT)
 --------                                                                                                         -------------
   22,625                                                                                                            23,480,998
 --------                                                                                                         -------------
            Mortgage Revenue - Multi-Family (0.2%)
      345   Minnesota Housing Finance Agency, Rental 1995 Ser D (MBIA)                         6.00    02/01/22         352,311
 --------                                                                                                         -------------
            Mortgage Revenue - Single Family (0.2%)
      195   Colorado Housing & Finance Authority Ser 1997 A-2 (AMT)                            7.25    05/01/27         196,330
       15   Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed                              8.00    11/01/20          15,033
               Ser 1998 C (AMT)
      240   Missouri Housing Development Commission,                                           7.10    09/01/27         243,859
               Homeownership 1996 Ser D (AMT)
 --------                                                                                                         -------------
      450                                                                                                               455,222
 --------                                                                                                         -------------
            Public Facilities Revenue (6.3%)
    1,000   Jefferson County, Alabama, School Ser 2004 A                                       5.50    01/01/22       1,103,120
            Fort Collins, Colorado,
    2,040      Ser 2004 A                                                                     5.375    06/01/21       2,273,131
    2,155      Ser 2004 A COPs (Ambac)                                                        5.375    06/01/22       2,396,188
            Saint Paul Independent School District #625, Minnesota,
    1,700      Ser 1995 C COPs                                                                 5.45    02/01/11       1,703,604
    1,800      Ser 1995 C COPs                                                                 5.50    02/01/12       1,803,888
    2,400   Goat Hill Properties, Washington, Governmental Office Building                     5.00    12/01/33       2,531,640
               Ser 2005 (MBIA)
 --------                                                                                                         -------------
   11,095                                                                                                            11,811,571
 --------                                                                                                         -------------
            Transportation Facilities Revenue (17.4%)
    2,500   Miami-Dade County, Florida, Miami Int'l Airport Ser 2000 B (FGIC)                  5.75    10/01/24       2,784,450
            Georgia State Road & Tollway Authority,
    2,000      Ser 2004                                                                        5.00    10/01/22       2,181,180
    3,000      Ser 2004                                                                        5.00    10/01/23       3,266,310
    5,000   Chicago, Illinois, Chicago-O'Hare Int'l Airport Ser 1996 A (Ambac)                5.625    01/01/12       5,143,000
    5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                                  5.00    01/01/30       5,296,900
    3,000   Metropolitan Transportation Authority, New York, State Service                     5.50    07/01/20       3,350,100
               Contract Refg Ser 2002 B (MBIA)
    2,000   Port Authority of New York & New Jersey, Cons 135th Ser (XLCA)#                    5.00    09/15/29       2,138,960
    3,000   Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B                    5.25    11/15/19       3,324,600
    2,000   Pennsylvania Turnpike Commission, Ser R 2001  (Ambac)                              5.00    12/01/30       2,114,320
    3,000   Rhode Island Economic Development Airport, 2005 Ser C (MBIA)                       5.00    07/01/28       3,200,250
 --------                                                                                                         -------------
   30,500                                                                                                            32,800,070
 --------                                                                                                         -------------

            Water & Sewer Revenue (28.8%)
    3,000   Los Angeles Department of Water & Power, California, Water                         5.00    07/01/25       3,208,560
               2004 Ser C (MBIA)
    3,000   Oxnard Financing Authority, California, Wastewater 2004 Ser A                      5.00    06/01/29       3,193,260
               (FGIC)
    3,000   San Diego County Water Authority, California, Ser 2004 A (FSA)                     5.00    05/01/29       3,204,900
    2,460   JEA, Florida, Water & Sewer, Sub-second Crossover Ser (MBIA)                       5.00    10/01/24       2,640,884
    3,000   Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)                             5.50    11/01/22       3,573,450
    4,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                                  5.25    10/01/22       4,343,160
            Indianapolis Local Public Improvement Bond Bank, Indiana,
    1,000      Waterworks Ser 2002 A (MBIA)                                                    5.50    01/01/18       1,119,600
    1,000      Waterworks Ser 2002 A (MBIA)                                                    5.50    01/01/19       1,119,600
    3,215   Louisville & Jefferson County Metropolitan Sewer District,                        5.375    05/15/22       3,570,579
               Kentucky, Ser 2001 A (MBIA)
    1,755   Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)                          5.25    07/01/33       1,898,383
    3,000   Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A                         5.25    06/01/22       3,295,170
               (FGIC)
    2,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F                           5.00    12/01/19       2,186,560
               (FGIC)
    1,675   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)                           5.00    01/01/23       1,746,958
    5,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)                           5.125    05/15/27       5,252,350
   10,000   Houston, Texas, Combined Utilities Refg 2004 Ser A (FGIC)                          5.25    05/15/23      10,945,300
    2,700   West Virginia Water Development Authority, 2005 Ser A (FSA)                        5.00    11/01/44       2,853,036
 --------                                                                                                         -------------
   49,805                                                                                                            54,151,750
 --------                                                                                                         -------------
            Other Revenue (12.9%)
    5,000   California Economic Recovery, Ser 2004 A##                                         5.00    07/01/16       5,396,500
    2,000   New Jersey Economic Development Authority, Cigarette Tax                           5.75    06/15/29       2,162,340
               Ser 2004
    2,000   New York City Transitional Finance Authority, New York,                            5.50    11/01/26       2,214,700
               Refg 2003 Ser A
    5,000   New York County TOB TR IV, TOB Settlement Pass Thru Ser 2005 A                     5.00    06/01/45       4,935,800
    8,000   New York State Local Government Assistance Corporation,                            5.00    04/01/21       8,399,280
               Refg Ser 1997 B (MBIA)
    1,000   Philadelphia, Pennsylvania, Gas Works Eighteenth Ser (AGC)                         5.25    08/01/20       1,097,270
 --------                                                                                                         -------------
   23,000                                                                                                            24,205,890
 --------                                                                                                         -------------
            Refunded (15.2%)
    5,000   Arizona Transportation Board, Highway Ser 2001                                     5.25    07/01/11+      5,523,050
    5,000   San Diego Unified School District, California, 1998 Ser E (FSA)                    5.00    07/01/13**     5,482,800
    3,000   Hawaii, 1999 Ser CT (FSA)                                                         5.875    09/01/09+      3,335,640
    1,340   Missouri  Health & Educational Facilities Authority, Missouri, Baptist            7.625    07/01/18       1,349,581
               Medical Center Refg Ser 1989 (ETM)
    3,000   Barberton City School District, Ohio, Ser 1998 (FGIC)                             5.125    11/01/08+      3,179,070
    4,000   Montgomery County, Ohio, Franciscan Medical Center - Dayton                        5.50    01/01/10+      4,322,880
               Ser 1997
    5,000   La Joya Independent School District, Texas, Ser 2000 (PSF)                         5.50    02/15/10+      5,483,750
 --------                                                                                                         -------------
   26,340                                                                                                            28,676,771
 --------                                                                                                         -------------
  251,310   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $253,775,677)                                                    268,979,711
 --------                                                                                                         -------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.9%)
    3,800   Illinois Financing Authority, Ser 2005 B (Demand 09/01/05)                         2.28*   08/15/38       3,800,000
    2,400   Harris County Health Facilities Development Corporation, Texas,                    2.34*   12/01/32       2,400,000
               Methodist Hospital System Ser 2005 B (Demand 09/01/05)
    8,500   San Antonio, Texas, Electric & Gas Refg Ser 1994 C INFLOS                          6.32++  02/01/06       8,631,665
 --------                                                                                                         -------------
   14,700   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $14,700,000)                                     14,831,665
 --------                                                                                                         -------------
 $266,010   TOTAL INVESTMENTS (Cost $268,475,677) (a) (b)                            150.9%                         283,811,376
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                      2.3                            4,377,121

            PREFERRED SHARES OF BENEFICIAL INTEREST                                  (53.2)                        (100,079,946)
                                                                                     -----                        -------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                             100.0%                       $ 188,108,551
                                                                                     =====                        =============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

ETM  Escrowed to maturity.

INFLOS Inverse Floating Rate Securities.

PSF  Texas Permanent School Fund Guarantee Program.

RITES Residual Interest Tax-Exempt Securities (Illiquid securities).

*    Current coupon of variable rate demand obligation.

**   Crossover refunded to call date shown.

+    Prerefunded to call date shown.

++ Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligation have a total value of $11,005,175 which represents 5.9 % of net assets applicable to common shareholders.

#    Joint exemption in location shown.

## A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $130,000.

(a) Securities have been designated as collateral in an amount equal to $25,811,189 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,433,538 and the aggregate gross unrealized depreciation is $13,252, resulting in net unrealized appreciation of $15,420,286.

Bond Insurance:
---------------
      AGC         Assured Guaranty Corporation.
     Ambac        Ambac Assurance Corporation.
   Connie Lee     Connie Lee Insurance Company - A wholly owned subsidiary of
                  Ambac Assurance Corporation.
      FGIC        Financial Guaranty Insurance Company.
      FSA         Financial Security Assurance Inc.
      MBIA        Municipal Bond Investors Assurance Corporation.
      XLCA        XL Capital Assurance Inc.

Futures Contracts Open at August 31, 2005:

NUMBER OF                  DESCRIPTION, DELIVERY     UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT         MONTH AND YEAR        AMOUNT AT VALUE   DEPRECIATION
---------   ----------   -------------------------   ---------------   ------------
   200         Short     U.S. Treasury Notes 5 yr
                            December 2005             $(21,675,000)     $(174,610)

    40         Short     U.S. Treasury Notes 10 yr
                            December 2005               (4,483,125)       (42,986)
                                                                        ---------
   Total unrealized depreciation ...................................    $(217,596)
                                                                        =========

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
            BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Alabama               2.6%
Arizona               7.0
California           12.4
Colorado              1.7
Connecticut           0.8
Florida               3.8
Georgia               4.7
Hawaii                1.2
Illinois              4.9
Indiana               1.5
Kentucky              1.3
Louisiana             1.9
Maryland              0.4
Massachusetts         1.3
Michigan              2.0
Minnesota             1.7
Missouri              0.6
Nevada                1.2
New Jersey            4.5
New York             14.4
North Carolina        1.1
Ohio                  3.3
Pennsylvania          5.7
Rhode Island          1.1
South Carolina        1.9
Texas                12.9
Utah                  1.9
Washington            2.0
West Virginia         1.0
Joint exemptions*    (0.8)
                    -----
Total+              100.0%
                    =====

----------
*    Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $26,158,125, with unrealized depreciation of $217,596.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 20, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 20, 2005


                                        3